Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Debt Recorded on Statement of Financial Position

The table below presents the details of the debts recorded on the statement of financial position by the type of conditional advance:

(thousands of euros)	3rd OSEO contract	4th OSEO contract	BPI advance	Total
At January 1, 2018	64	1,700	2,386	4,150
Receipts	—	—	—	—
Repayments	(64)	(1,136)	(600)	(1,800)
Other transactions	—	60	69	129

At December 31, 2018	—	624	1,854	2,479

Of which - Non-current portion				1,278
Of which - Current portion				1,201
At January 1, 2019	—	624	1,854	2,479
Receipts	—	—	—	—
Repayments	—	(632)	(300)	(932)
Other transactions	—	8	21	29

At June 30, 2019	—	—	1,575	1,575

Of which - Non-current portion				1,003
Of which - Current portion				572
Stated interest rate	None	2,05%	None
Discount rate	0.4%-1.9%	1.5%-1.8%	3.20%
Maturity (in years)	0-3	7-9	2-7